Capital Stock	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Capital Stock
12.	Capital Stock

The authorized capital stock of Teekay at December 31, 2014 and 2013, was 25,000,000 shares of Preferred Stock, with a par value of $1 per share, and 725,000,000 shares of Common Stock, with a par value of $0.001 per share. During 2014, the Company issued 1.8 million common shares upon the exercise of stock options and restricted stock units and awards, and had no share repurchases of common shares. During 2013, the Company issued 1.3 million common shares upon the exercise of stock options and restricted stock units and awards, and had share repurchases of 0.3 million common shares. As at December 31, 2014, Teekay had issued 73,299,702 shares of Common Stock (2013 – 71,528,599) and no shares of Preferred Stock issued. As at December 31, 2014, Teekay had 72,500,502 shares of Common Stock outstanding (2013 – 70,729,399).

Dividends may be declared and paid out of surplus, but if there is no surplus, dividends may be declared or paid out of the net profits for the fiscal year in which the dividend is declared and for the preceding fiscal year. Surplus is the excess of the net assets of the Company over the aggregated par value of the issued shares of the Teekay. Subject to preferences that may apply to any shares of preferred stock outstanding at the time, the holders of common stock are entitled to share equally in any dividends that the board of directors may declare from time to time out of funds legally available for dividends.

During 2008, Teekay announced that its Board of Directors had authorized the repurchase of up to $200 million of shares of its Common Stock in the open market, subject to cancellation upon approval by the Board of Directors. As at December 31, 2014, Teekay had repurchased approximately 5.2 million shares of Common Stock for $162.3 million pursuant to such authorization. The total remaining share repurchase authorization at December 31, 2014, was $37.7 million. The shares of Common Stock repurchased during 2013 were under a separate authorization.

On July 2, 2010, the Company amended and restated its Shareholder Rights Agreement (the Rights Agreement), which was originally adopted by the Board of Directors in September 2000. In September 2000, the Board of Directors declared a dividend of one common share purchase right (a Right) for each outstanding share of the Company’s common stock. These Rights continue to remain outstanding and will not be exercisable and will trade with the shares of the Company’s common stock until after such time, if any, as a person or group becomes an “acquiring person” as set forth in the amended Rights Agreement. A person or group will be deemed to be an “acquiring person,” and the Rights generally will become exercisable, if a person or group acquires 20% or more of the Company’s common stock, or if a person or group commences a tender offer that could result in that person or group owning more than 20% of the Company’s common stock, subject to certain higher thresholds for existing shareholders that owned in excess of 15% of the Company’s common stock when the Rights Agreement was amended. Once exercisable, each Right held by a person other than the “acquiring person” would entitle the holder to purchase, at the then-current exercise price, a number of shares of common stock of the Company having a value of twice the exercise price of the Right. In addition, if the Company is acquired in a merger or other business combination transaction after any such event, each holder of a Right would then be entitled to purchase, at the then-current exercise price, shares of the acquiring company’s common stock having a value of twice the exercise price of the Right. The amended Rights Agreement will expire on July 1, 2020, unless the expiry date is extended or the Rights are earlier redeemed or exchanged by the Company.

Stock-based compensation

In March 2013, the Company adopted the 2013 Equity Incentive Plan (or the 2013 Plan) and suspended the 1995 Stock Option Plan and the 2003 Equity Incentive Plan (collectively referred to as the Plans). As at December 31, 2014, the Company had reserved 4,009,878 (2013—4,133,987) shares of Common Stock pursuant to the 2013 Plan, for issuance upon the exercise of options or equity awards granted or to be granted.

During the years ended December 31, 2014 and 2013, the Company granted options under the 2013 Plan to acquire up to 15,243 and 72,810 shares of Common Stock, respectively, and during the year ended December 31, 2012, the Company granted options under the Plans to acquire up to 432,971 shares of Common Stock, to certain eligible officers, employees and directors of the Company. The options under the Plans have ten-year terms and vest equally over three years from the grant date. All options outstanding as of December 31, 2014, expire between March 9, 2015 and March 11, 2024, ten years after the date of each respective grant.

A summary of the Company’s stock option activity and related information for the years ended December 31, 2014, 2013, and 2012, are as follows:

	December 31, 2014		December 31, 2013		December 31, 2012
		Weighted- Average		Weighted- Average		Weighted- Average
	Options (000’s)	Exercise Price	Options (000’s)	Exercise Price	Options (000’s)	Exercise Price
	#	$	#	$	#	$
Outstanding - beginning of year	4,237	36.33	5,285	34.40	5,713	32.47
Granted	15	56.76	73	34.07	433	27.69
Exercised	(1,528)	36.10	(1,039)	26.21	(733)	15.85
Forfeited / expired	(14)	28.51	(82)	38.46	(128)	31.81

Outstanding - end of year	2,710	36.61	4,237	36.33	5,285	34.40

Exercisable - end of year	2,508	37.03	3,848	37.03	4,561	35.54

A summary of the Company’s non-vested stock option activity and related information for the years ended December 31, 2014, 2013 and 2012, are as follows:

	December 31, 2014		December 31, 2013		December 31, 2012
		Weighted- Average		Weighted- Average		Weighted- Average
	Options (000’s)	Grant Date Fair Value	Options (000’s)	Grant Date Fair Value	Options (000’s)	Grant Date Fair Value
	#	$	#	$	#	$
Outstanding non-vested stock options—beginning of year	389	9.24	723	8.74	1,057	6.40
Granted	15	11.50	73	10.54	433	8.72
Vested	(188)	9.30	(401)	8.57	(747)	5.44
Forfeited	(14)	9.01	(6)	9.46	(20)	8.24

Outstanding non-vested stock options—end of year	202	9.37	389	9.24	723	8.74

The weighted average grant date fair value for non-vested options forfeited in 2014 was $0.1 million (2013—$0.1 million).

As of December 31, 2014, there was $0.3 million of total unrecognized compensation cost related to non-vested stock options granted under the Plans. Recognition of this compensation is expected to be $0.2 million (2015), and $0.1 million (2016). During the years ended December 31, 2014, 2013, and 2012, the Company recognized $1.0 million, $1.8 million and $2.9 million, respectively, of compensation cost relating to stock options granted under the Plans. The intrinsic value of options exercised during 2014 was $22.6 million (2013—$22.6 million; 2012—$11.9 million).

As at December 31, 2014, the intrinsic value of the outstanding in–the-money stock options was $39.0 million (2013—$51.7 million) and of exercisable stock options was $35.0 million (2013—$44.5 million). As at December 31, 2014, the weighted-average remaining life of options vested and expected to vest was 3.6 years (2013 – 4.2 years).

Further details regarding the Company’s outstanding and exercisable stock options at December 31, 2014 are as follows:

	Outstanding Options			Exercisable Options
		Weighted-	Weighted-		Weighted-	Weighted-
	Options (000’s)	Average Remaining Life	Average Exercise Price	Options (000’s)	Average Remaining Life	Average Exercise Price
Range of Exercise Prices	#	(Years)	$	#	(Years)	$
$10.00 – $19.99	193	4.2	11.84	193	4.2	11.84
$20.00 – $24.99	295	5.2	24.42	295	5.2	24.42
$25.00 – $29.99	367	7.2	27.69	228	7.2	27.69
$30.00 – $34.99	117	7.3	34.44	69	6.7	34.70
$35.00 – $39.99	391	1.3	39.01	391	1.3	39.01
$40.00 – $44.99	764	3.2	40.41	764	3.2	40.41
$45.00 – $49.99	139	0.2	46.80	139	0.2	46.80
$50.00 – $54.99	429	2.2	51.40	429	2.2	51.40
$55.00 – $59.99	15	9.2	56.76	—	—	—

	2,710	3.7	36.61	2,508	3.3	37.03

The weighted-average grant-date fair value of options granted during 2014 was $11.50 per option (2013—$10.54, 2012—$8.72). The fair value of each option granted was estimated on the date of the grant using the Black-Scholes option pricing model. The following weighted-average assumptions were used in computing the fair value of the options granted: expected volatility of 34.7% in 2014, 53.7% in 2013 and 54.8% in 2012; expected life of five years in 2014, four years in 2013 and 2012; dividend yield of 4.4% in 2014, 4.8% in 2013 and 4.4% in 2012; risk-free interest rate of 1.6% in 2014, 0.8% in 2013, and 2.1% in 2012; and estimated forfeiture rate of 12% in 2014, 12% in 2013 and 12% in 2012. The expected life of the options granted was estimated using the historical exercise behavior of employees. The expected volatility was generally based on historical volatility as calculated using historical data during the five years prior to the grant date.

The Company grants restricted stock units and performance share units to certain eligible officers, employees and directors of the Company. Each restricted stock unit and performance share unit is equivalent in value to one share of the Company’s common stock plus reinvested dividends from the grant date to the vesting date. The restricted stock units vest equally over three years from the grant date and the performance share units vest two or three years from the grant date. Upon vesting, the value of the restricted stock units, restricted stock awards and performance shares are paid to each grantee in the form of shares or cash. The number of performance share units that vest will range from zero to a multiple of the original number granted, based on certain performance and market conditions.

During 2014, the Company granted 81,388 restricted stock units with a fair value of $4.6 million and 50,689 performance share units with a fair value of $3.4 million, based on the quoted market price and a Monte Carlo valuation model, to certain of the Company’s employees and directors. During 2014, a total of 261,911 restricted stock units with a market value of $8.5 million vested and that amount, net of withholding taxes, was paid to grantees by issuing 149,082 shares of common stock. During 2013, the Company granted 158,957 restricted stock units with a fair value of $5.4 million and 54,773 performance share units with a fair value of $2.3 million, based on the quoted market price and a Monte Carlo valuation model, to certain of the Company’s employees and directors. During 2013, a total of 296,798 restricted stock units with a market value of $8.8 million vested and that amount, net of withholding taxes, was paid to grantees by issuing 175,206 shares of common stock. During 2012, the Company granted 268,595 restricted stock units with a fair value of $7.4 million and 67,870 performance share units with a fair value of $2.5 million, based on the quoted market price and a Monte Carlo valuation model, to certain of the Company’s employees and directors. During 2012, a total of 334,256 restricted stock units with a market value of $9.0 million vested and that amount, net of withholding taxes, was paid to grantees by issuing 200,024 shares of common stock. For the year ended December 31, 2014, the Company recorded an expense of $5.4 million (2013—$8.1 million, 2012—$7.7 million) related to the restricted stock units.

During 2014, the Company also granted 18,230 (2013 – 26,412 and 2012 – 23,563) shares as restricted stock awards with a fair value of $1.0 million (2013 – $0.9 million and 2012 – $0.7 million), based on the quoted market price, to certain of the Company’s directors. The shares of restricted stock are issued when granted.